Dreyfus
LifeTime
Portfolios, Inc.

ANNUAL REPORT
September 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Performance

                             8   Portfolio Performance

                                 Statement of Investments

                            14         Income Portfolio

                            20         Growth & Income Portfolio

                            31         Growth Portfolio

                                 Statement of Financial Futures

                            19         Income Portfolio

                            30         Growth & Income Portfolio

                            40         Growth Portfolio

                            41      Statement of Assets and Liabilities

                            43      Statement of Operations

                                 Statement of Changes in Net Assets

                            45         Income Portfolio

                            47         Growth & Income Portfolio

                            49         Growth Portfolio

                                 Financial Highlights

                            51         Income Portfolio

                            53         Growth & Income Portfolio

                            55         Growth Portfolio

                            57      Notes to Financial Statements

                            65      Report of Independent Auditors

                            66      Important Tax Information

                                    FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                    Back Cover

                                                                  The Portfolios
                                                                Dreyfus LifeTime
                                                                Portfolios, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus LifeTime Portfolios, Inc., covering the 12-month period from October 1, 1999 through September 30, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Steven A. Falci.

In the past 12 months, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") rose more than 13% while the Lehman Brothers Intermediate Government/Credit Bond Index provided a more modest return of slightly under 7%. Most stock market gains were realized during the fourth quarter of 1999 when investors were enthusiastic about technology stocks. Conversely, in the first nine months of 2000 the investment environment was marked by dramatic price fluctuations. In the bond market, rising interest rates have taken their toll on most sectors, with the exception of long-term U.S. Treasury bonds. Additionally, the moderating effects of the Federal Reserve Board's (the "Fed") interest-rate hikes during the first half of 2000 helped the Fed to achieve its goal of slowing the U.S. economy. Other factors such as higher energy prices and a weak euro also served to slow economic growth.

Since stocks provided returns well above their historical averages during the second half of the 1990s, some investors may have developed unrealistic expectations. Recent volatility has reminded investors of both the risks of investing and the importance of fundamental research and investment selection.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a Dreyfus customer service representative, call us at 1-800-782-6620.

Thank you for investing in Dreyfus LifeTime Portfolios, Inc.

Sincerely,


/s/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
October 16, 2000




DISCUSSION OF PERFORMANCE

Steven A. Falci, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the 12-month period ended September 30, 2000, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:(1)

GROWTH PORTFOLIO                                   CUSTOMIZED BLENDED INDEX(2,3)
--------------------------------------------------------------------------------

Investor Shares                         8.85%                13.82%

Restricted Shares                       9.13%

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                         7.16%                10.94%

Restricted Shares                       7.39%

INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                         6.35%                 7.78%

Restricted Shares                       6.74%

In addition, the total returns for the Growth Portfolio and the Growth and Income Portfolio compare with a 13.27% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The total return for the Income Portfolio compares with a 6.25% total return for the Lehman Brothers Intermediate Government/Credit Bond Index.(3)

We attribute the underperformance of the Growth Portfolio and the Growth and Income Portfolio to our relatively light allocation to stocks during the period and the underperformance of individual stock selection. While this strategy helped manage risk, it constrained our performance, especially during the first six months of the reporting period. The Income Portfolio's returns also reflected our attempts to manage volatility through diversification.

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios offering a range of investment approaches: Income Portfolio, the most
                                                                   The Portfolio


DISCUSSION OF PERFORMANCE (CONTINUED)

conservative of the three; Growth and Income Portfolio, a more moderate fund; and Growth Portfolio, the most aggressive of the three. While the portfolios are managed using the same basic investment philosophy, each varies according to its
own    investment    goals    and    risk    tolerance    levels.

All three portfolios typically invest in stocks and bonds. However, each allocates its assets between those two investment classes in a different way. While the actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions, typical portfolio allocations are as follows: Income Portfolio -- 67.5% bonds, 22.5% stocks and 10% cash; Growth and Income Portfolio -- 50% bonds and 50% stocks; Growth Portfolio -- 20% bonds and 80% stocks. The allowable minimum equity positions for the Growth Portfolio and Growth and Income
Portfolio    are    65%    and    35%, respectively.

The allowable maximum equity positions for the Growth Portfolio and the Growth and Income Portfolio are 100% and 65%, respectively. In addition, we use proprietary computer models that assess the relative values of stock and bond prices across different markets using variables such as price-to-earnings
ratios,   interest-rate   levels   and   the   shape   of   the   yield  curve.

What other factors influenced the performance of the portfolios?

Our underweighted equity position had the greatest impact on the portfolios' performance. During the first half of the reporting period, the portfolios' underweighted equity position detracted from the overall performance, as equities rallied in relation to bonds. However, the overvaluation of equities has since been borne out, as stocks generally underperformed bonds in the second half of the reporting period.

During the first half of the reporting period, the technology sector captured the lion's share of the stock market's gains and stock returns were narrowly driven. Stock selection detracted from performance from November 1999 through May 2000, but recovered modestly from June through the end of the reporting period. While we main-

tained sector weightings that are similar to those of the S&P 500 Index, we sought to own better stocks than the Index within those sectors. However, many technology companies failed to meet our broad-based criteria of being attractively priced relative to their earnings growth prospects. As a result, we were unable to hold many of the highly valued stocks that drove the S&P 500 Index's returns, and our relative performance suffered.

Within the fixed-income component, the portfolios are managed in a structured manner and closely emulate the characteristics of the benchmark. To achieve this goal, we maintained neutral characteristics to the benchmark in terms of interest-rate sensitivity, sector allocation and bond quality distributions during the period.

What is the current strategy for the portfolios?

For  the  Income  Portfolio,  our  asset mix is approximately 67.5% bonds, 22.5%
stocks    and    10%    cash    as    of    September    30,    2000.

Our strategy for the Growth Portfolio and the Growth and Income Portfolio can be divided into two components: asset allocation and stock selection. As for our current asset allocation strategy, we have maintained limited exposure to the stock market because we believe that stocks remain overvalued relative to bonds, albeit to a lesser degree than they were at the start of the reporting period.

With regard to our stock selection strategy, we believe that our long-term success depends on our ability to view many different influences on stock valuations and earnings growth. Through this broad-based approach, we believe we
can    uncover    stocks    that   have   solid   potential   going   forward.

October 16, 2000

                                                        The Portfolios

DISCUSSION OF PERFORMANCE (CONTINUED)

                 ASSET CLASS EXPOSURE AS OF SEPTEMBER 30, 2000

Growth and Income Portfolio
Fixed Income - 65.52%
Large Cap Domestic Equity - 22.98%
Small Cap Domestic Equity 5.98%
Foreign Equity - 3.54%

Growth Portfolio
Large Cap Domestic Equity - 42.66%
Fixed Income - 32.54%
Foreign Equity - 13.05%
Small Cap Domestic Equity - 10.98%
Short Term and Net Cash - 0.77%


(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, PORTFOLIO SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) FOR THE GROWTH PORTFOLIO, THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE GROWTH PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGE SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
     PERCENTAGES: DOMESTIC

     LARGE COMPANY STOCKS -- 54.4%; DOMESTIC SMALL COMPANY STOCKS -- 13.6%; FOREIGN STOCKS -- 12%; DOMESTIC BONDS -- 17%; AND FOREIGN BONDS
     -- 3%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX -- HEDGED $U.S. (MSCI EAFE), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX -- HEDGED ("J.P. MORGAN GLOBAL INDEX") AND
     IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S.STOCK MARKET PERFORMANCE.THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF SMALL-CAP STOCK PERFORMANCE AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE MSCI EAFE IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURN ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BOND COMPONENT. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES,FEES OR OTHER EXPENSES.

     FOR THE GROWTH AND INCOME PORTFOLIO, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
     PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 36%; DOMESTIC SMALL COMPANY STOCKS -- 9%; FOREIGN STOCKS -- 5%; DOMESTIC BONDS -- 45%; AND FOREIGN BONDS -- 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MSCI EAFE, THE LEHMAN INDEX AND THE J.P. MORGAN GLOBAL INDEX AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE INDICES ARE DESCRIBED ABOVE.

     FOR THE INCOME PORTFOLIO, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES:
     BONDS -- 67.5%; STOCKS -- 22.5%; AND TREASURY BILLS -- 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN INDEX, THE S&P 500 INDEX (BOTH DESCRIBED ABOVE) AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES.

(3) SOURCE: LIPPER INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 INDEX AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ARE DESCRIBED ABOVE.

                                                        The Portfolios

PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Growth and Income Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

((+))  SOURCE: LIPPER INC.

((+)(+)) SOURCE: LIPPER INC., MORGAN STANLEY & CO. INCORPORATED AND J.P. MORGAN & CO. INCORPORATED



Average Annual Total Returns AS OF 9/30/00

                                                              Inception                                                 From
                                                                 Date               1 Year              5 Years       Inception
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES                                                3/31/95               7.16%                13.40%         14.84%

RESTRICTED SHARES                                              3/31/95               7.39%                13.32%         14.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE GROWTH AND INCOME PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE FUND'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE GROWTH AND INCOME PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC AND FOREIGN STOCKS AND BONDS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500 INDEX WAS SELECTED BECAUSE (1) DOMESTIC COMMON STOCKS REPRESENT A SIGNIFICANT PORTION OF THE BASELINE AND (2) THE MAJORITY OF THE STOCK PORTION OF THE PORTFOLIO IS INVESTED IN STOCKS INCLUDED IN THE S&P 500 INDEX. BECAUSE THE PORTFOLIO HAS SIGNIFICANT FIXED-INCOME HOLDINGS, THOUGH, IT CAN UNDERPERFORM AN EQUITY-ONLY INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS - 36%; DOMESTIC SMALL COMPANY STOCKS - 9%; FOREIGN STOCKS - 5%; DOMESTIC BONDS - 45%; FOREIGN BONDS - 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX-HEDGED, $U.S. ("EAFE INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX - HEDGED ("J.P. MORGAN GLOBAL INDEX"), AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE EAFE INDEX, WHICH IS THE PROPERTY OF MORGAN STANLEY & CO. INCORPORATED, IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. EFFECTIVE AS OF JULY 1, 2000, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX REVISED ITS NAME TO LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURNS ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BONDS COMPONENT. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                        The Portfolios


PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Income Portfolio with the Lehman Brothers Intermediate Government/Credit Bond Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

((+))  SOURCE: LIPPER INC.



Average Annual Total Returns AS OF 9/30/00


                                                           Inception                                                       From
                                                             Date               1 Year              5 Years              Inception
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES                                              3/31/95             6.35%                8.16%                 8.90%

RESTRICTED SHARES                                            3/31/95             6.74%                8.44%                 9.18%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE INCOME PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE FUND'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

EFFECTIVE AS OF JULY 1, 2000, THE LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE BOND INDEX REVISED ITS NAME TO LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX.

THE INCOME PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC BONDS AND STOCKS AND MONEY MARKET INSTRUMENTS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE LEHMAN INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. THE LEHMAN INDEX WAS SELECTED BECAUSE (1) GOVERNMENT AND CORPORATE BONDS REPRESENT THE HIGHEST BASELINE PERCENTAGE OF THE PORTFOLIO AND (2) THE FIXED-INCOME PORTION OF THE PORTFOLIO IS INVESTED TO REPRESENT THE LEHMAN INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: BONDS - 67.5%; STOCKS - 22.5%; AND TREASURY BILLS - 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN INDEX, THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT

                                                        The Portfolios


PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Growth Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

((+))  SOURCE: LIPPER INC.

((+)(+)) SOURCE: LIPPER INC., MORGAN STANLEY & CO. INCORPORATED AND J.P. MORGAN & CO. INCORPORATED



Average Annual Total Returns AS OF 9/30/00

                                                           Inception                                                       From
                                                             Date               1 Year              5 Years              Inception
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES                                             3/31/95              8.85%               17.33%                19.23%

RESTRICTED SHARES                                           3/31/95              9.13%               17.61%                19.52%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE GROWTH PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE FUND'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE GROWTH PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC AND FOREIGN STOCKS AND BONDS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500 INDEX WAS SELECTED BECAUSE (1) DOMESTIC COMMON STOCKS REPRESENT THE HIGHEST BASELINE PERCENTAGE OF THE PORTFOLIO'S ASSETS AND (2) THE MAJORITY OF THE STOCK PORTION OF THE PORTFOLIO IS INVESTED IN STOCKS INCLUDED IN THE S&P 500 INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS - 54.4%; DOMESTIC SMALL COMPANY STOCKS - 13.6%; FOREIGN STOCKS - 12.0%; DOMESTIC BONDS - 17.0%; AND FOREIGN BONDS - 3.0%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX-HEDGED, $U.S. ("EAFE INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX-HEDGED ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE EAFE INDEX, WHICH IS THE PROPERTY OF MORGAN STANLEY & CO. INCORPORATED, IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. EFFECTIVE AS OF JULY 1, 2000, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX REVISED ITS NAME TO LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURNS ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BONDS COMPONENT. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                        The Portfolios


STATEMENT OF INVESTMENTS

September 30, 2000

STATEMENT OF INVESTMENTS


INCOME PORTFOLIO

                                                                                              Principal
BONDS AND NOTES--65.7%                                                                       Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--13.8%

AMVESCAP PLC, Gtd. Notes,

   6.60%, 2005                                                                                  200,000                   192,133

American Express Credit Account Master Trust,

  Asset Backed Ctfs., Ser. 1997-1, Cl. A,

   6.40%, 2005                                                                                1,000,000                   996,715

Atlantic Richfield, Notes,

   5.55%, 2003                                                                                  500,000                   489,434

Australia & New Zealand Banking Group, Sub. Notes,

   7.55%, 2006                                                                                  150,000                   152,357

Bank One, Sub. Notes,

   6%, 2009                                                                                     300,000                   273,654

Bank of America, Sub. Notes:

   7.875%, 2002                                                                                 200,000                   203,805

   7.80%, 2010                                                                                  250,000                   257,730

CIT Group, Sr. Notes,

   6.15%, 2002                                                                                  200,000                   196,802

Deutsche Telekom, Bonds,

   8%, 2010                                                                                     200,000                   205,614

Diageo Capital PLC, Gtd. Notes,

   7.25%, 2009                                                                                  185,000                   183,203

Fairfax Financial Holdings, Notes,

   7.375%, 2006                                                                                 150,000                   132,370

Fleet Boston, Notes,

   7.375%, 2009                                                                                 135,000                   133,547

Ford Motor Credit, Sr. Notes,

   5.75%, 2004                                                                                  800,000                   763,727

General Motors Acceptance Corp., Notes,

   5.63%, 2003                                                                                  800,000                   778,915

HSBC Holding PLC, Sub. Notes,

   7.50%, 2009                                                                                  100,000                   99,803

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  150,000                  147,996

Household Finance, Sr. Unsub. Notes,

   5.875%, 2009                                                                                 500,000                  449,719



INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Inter-American Development Bank,

  Bonds,

      6.125%, 2002                                                                              300,000                   298,102

   Sr. Unsub. Notes,

      6.50%, 2004                                                                               200,000                   199,876

Kingdom of Spain, Notes,

   7%, 2005                                                                                     150,000                   151,865

Lehman Brothers, Sr. Sub. Notes,

   6.625%, 2008                                                                                 100,000                    94,528

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  250,000                   252,197

Malaysia, Bonds,

   8.75%, 2009                                                                                  150,000                   157,818

Merrill Lynch, Notes,

   6%, 2009                                                                                     500,000                   458,617

Norwest, Sr. Notes,

   6.75%, 2006                                                                                  400,000                   395,049

Ontario (Province Of), Bonds,

   7.625%, 2004                                                                                 250,000                   257,881

Republic of Italy, Deb.,

   6%, 2003                                                                                     250,000                   246,333

Republic of Korea, Unsub. Notes,

   8.875%, 2008                                                                                 200,000                   210,000

Salomon Smith Barney Holdings, Notes,

   6.25%, 2003                                                                                  250,000                   245,918

Sanwa Finance Aruba, Gtd. Notes,

   8.35%, 2009                                                                                  100,000                    99,856

Sumitomo Bank International Finance, Notes,

   8.50%, 2009                                                                                  150,000                   153,348

Transamerica Financial, Notes,

   7.25%, 2002                                                                                  300,000                   300,684

US Bank, Notes,

   5.70%, 2008                                                                                  300,000                   268,972

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

United Mexican States, Notes,

   9.875%, 2010                                                                                 150,000                   159,825

Wells Fargo, Notes,

   6.50%, 2002                                                                                  275,000                   273,649

Westpac Banking, Sub. Deb.,

   7.875%, 2002                                                                                 400,000                   407,685

                                                                                                                       10,289,727

INDUSTRIAL--5.6%

Carter Holt Harvey, Sr. Notes,

   8.875%, 2004                                                                                 200,000                   208,689

Comcast Cable Communications, Notes,

   6.20%, 2008                                                                                  250,000                   231,337

DaimlerChrysler, Gtd. Notes,

   8%, 2010                                                                                     150,000                   154,848

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                  500,000                   498,978

Electronic Data Systems, Notes,

   7.125%, 2009                                                                                 100,000                    99,000

Federated Department Stores, Sr. Notes,

   8.125%, 2002                                                                                 300,000                   302,509

Hertz, Sr. Notes,

   8.25%, 2005                                                                                  200,000                   206,063

Hewlett-Packard, Notes,

   7.15%, 2005                                                                                  200,000                   203,023

Marconi, Notes,

   7.75%, 2010                                                                                  100,000                    99,115

Monsanto, Notes,

   5.375%, 2001                                                                                 500,000  (a)              489,086

Nordstrom, Sr. Notes,

   5.625%, 2009                                                                                 200,000                   170,658

Norfolk Southern, Sr. Notes,

   6.20%, 2009                                                                                  250,000                   228,416

Petro Geo-Services, Sr. Notes,

   6.625%, 2008                                                                                 180,000                   166,501

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  135,000                   147,351

Safeway, Notes,

   7.50%, 2009                                                                                  200,000                   196,750




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Time Warner, Notes,

   7.75%, 2005                                                                                  250,000                  255,715

Viacom, Sr. Notes,

   7.75%, 2005                                                                                  175,000                  179,423

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 300,000                  296,985

                                                                                                                       4,134,447

UTILITIES--5.1%

AT&T Canada, Sr. Notes,

   7.65%, 2006                                                                                  150,000                  150,614

MCI Worldcom, Sr. Notes,

   6.40%, 2005                                                                                  500,000                  484,884

National Rural Utilities Cooperative Finance,

  Collateral Trust,

   5.50%, 2005                                                                                  500,000                  472,475

New Jersey Bell Telephone, Deb.,

   5.875%, 2006                                                                                 300,000                  278,745

Niagara Mohawk Power, First Mortgage,

   7.75%, 2006                                                                                  200,000                  204,221

Philadelphia Electric, First Refunding Mortgage,

   6.625%, 2003                                                                                 500,000                  493,906

Sempra Energy, Notes

   7.95%, 2010                                                                                  150,000                  149,860

Southern New England Telecommunications, Notes,

   6.50%, 2002                                                                                1,000,000                  996,127

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                  300,000                  289,024

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  145,000                  146,132

Vodafone Group, Unsub. Notes,

   7.75%, 2010                                                                                  135,000  (a)             137,821

                                                                                                                       3,803,809

U.S. GOVERNMENT & AGENCIES--41.2%

Federal Home Loan Bank, Bonds,

   Ser. 121, 5.25%, 4/25/2002                                                                 1,830,000                1,797,604

Federal Home Loan Bank, Notes,

   Ser. 114, 5.125%, 2/26/2002                                                                1,000,000                  982,500

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

Federal Home Loan Mortgage Corp., Notes:

   5.50%, 5/15/2002                                                                             500,000                  492,725

   5.75%, 4/15/2008                                                                             500,000                  471,601

Federal National Mortgage Association:

   5.25%, 1/15/2003                                                                           1,400,000                1,363,972

   5.125%, 2/13/2004                                                                          1,500,000                1,442,435

   5.75%, 6/15/2005                                                                             500,000                  484,366

   5.25%, 1/15/2009                                                                           2,505,000                2,265,823

U.S. Treasury Bonds:

   11.625%, 11/15/2004                                                                        1,750,000                2,108,750

   7.625%, 2/15/2007                                                                            500,000                  508,590

U.S. Treasury Notes:

   7.875%, 8/15/2001                                                                            805,000                  816,069

   7.50%, 11/15/2001                                                                          1,810,000                1,834,308

   6.375%, 8/15/2002                                                                          2,370,000                2,384,812

   5.75%, 11/30/2002                                                                            600,000                  597,186

   5.375%, 6/30/2003                                                                            300,000                  295,779

   5.75%, 8/15/2003                                                                           2,425,000                2,412,875

   7.25%, 8/15/2004                                                                           1,770,000                1,851,296

   5.875%, 11/15/2004                                                                           155,000                  154,902

   7.875%, 11/15/2004                                                                         1,910,000                2,044,292

   6.50%, 8/15/2005                                                                           1,000,000                1,025,620

   6.875%, 5/15/2006                                                                            160,000                  167,250

   7%, 7/15/2006                                                                              1,085,000                1,141,279

   6.625%, 5/15/2007                                                                          2,025,000                2,099,662

   4.75%, 11/15/2008                                                                            400,000                  370,248

   6%, 8/15/2009                                                                              1,550,000                1,556,773

                                                                                                                      30,670,717

TOTAL BONDS AND NOTES

   (cost $49,310,387)                                                                                                 48,898,700




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
SHORT-TERM INVESTMENTS--34.3%                                                                Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--13.1%

  Greenwich Capital Markets,

  Repurchase Agreement, 6.50%

  dated 9/29/2000 to be repurchased

  at $9,735,270 on 10/2/2000,

  collateralized by $9,980,000

  Federal Home Loan Bank Bonds,

   4.985% due 12/21/2001, value $9,792,875                                                    9,730,000                9,730,000

U.S. TREASURY BILLS--21.2%

   5.97%, 11/24/2000                                                                         15,000,000               14,868,750

   5.985%, 12/14/2000                                                                         1,000,000  (b)             987,500

                                                                                                                      15,856,250

TOTAL SHORT-TERM INVESTMENTS

   (cost $25,583,537)                                                                                                 25,586,250
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $74,893,924)                                                             100.0%               74,484,950

CASH AND RECEIVABLES (NET)                                                                          .0%                    5,996

NET ASSETS                                                                                       100.0%               74,490,946

(a)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30,
     2000, THESE SECURITIES AMOUNTED TO $626,907 OR APPROXIMATELY .8% OF NET
     ASSETS.

(b)  HELD BY BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL
     FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

September 30, 2000

                                                                   Market Value                                        Unrealized
                                                                        Covered                                     (Depreciation)
                                            Contracts           by Contracts ($)            Expiration             at 9/30/00 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED

Standard & Poor's 500                              44                15,990,700          December 2000                  (830,640)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF INVESTMENTS

September 30, 2000


GROWTH AND INCOME PORTFOLIO

COMMON STOCKS--23.8%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL--1.7%

Bed Bath & Beyond                                                                                12,100  (a)             295,127

Best Buy                                                                                          3,000  (a)             190,875

Delphi Automotive Systems                                                                        12,800                  193,600

Delta Air Lines                                                                                   4,800                  213,000

General Motors                                                                                    9,300                  604,500

Home Depot                                                                                       10,000                  530,625

Limited                                                                                          10,300                  227,243

RadioShack                                                                                        3,600                  232,650

Safeway                                                                                           6,300  (a)             294,131

Sears, Roebuck & Co.                                                                             16,200                  525,204

Southwest Airlines                                                                                8,300                  201,275

Tiffany & Co.                                                                                     5,200                  200,525

Wal-Mart Stores                                                                                  27,100                1,304,188

                                                                                                                       5,012,943

CONSUMER STAPLES--1.2%

Avon Products                                                                                     7,600                  310,650

Coca-Cola                                                                                         6,000                  330,750

Colgate-Palmolive                                                                                 6,500                  306,800

ConAgra Foods                                                                                    12,500                  250,781

Estee Lauder, Cl. A                                                                               4,400                  161,150

PepsiCo                                                                                          17,400                  800,400

Procter & Gamble                                                                                  3,900                  261,300

Ralston-Purina Group                                                                             12,900                  305,569

SYSCO                                                                                             7,500                  347,344

Sara Lee                                                                                         14,200                  288,437

                                                                                                                       3,363,181

ENERGY--1.6%

BJ Services                                                                                       4,700  (a)             287,288

Conoco, Cl. B.                                                                                    8,300                  223,581

Exxon Mobil                                                                                      21,200                1,889,450

Kerr-McGee                                                                                        3,400                  225,250

KeySpan                                                                                           6,000                  240,750

Noble Drilling                                                                                    3,800  (a)             190,950

Occidental Petroleum                                                                             16,000                  349,000

Royal Dutch Petroleum, ADR                                                                       15,100                  905,056

Sunoco                                                                                            6,300                  169,706




GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

USX-Marathon Group                                                                                8,900                  252,538

                                                                                                                       4,733,569

HEALTH CARE--2.7%

Amgen                                                                                             2,900  (a)             202,501

Andrx Group                                                                                       3,200  (a)             298,800

Bristol-Myers Squibb                                                                              7,900                  451,288

Cardinal Health                                                                                   4,900                  432,119

Johnson & Johnson                                                                                12,700                1,193,006

Lilly (Eli) & Co.                                                                                 3,300                  267,713

Merck & Co.                                                                                      18,800                1,399,425

Pfizer                                                                                           42,300                1,900,856

Pharmacia                                                                                         6,900                  415,294

Schering-Plough                                                                                  15,300                  711,450

Waters                                                                                            2,600  (a)             231,400

Wellpoint Health Networks                                                                         2,200  (a)             211,200

                                                                                                                       7,715,052

INTEREST SENSITIVE--4.9%

Ambac Financial Group                                                                             4,100                  300,325

American Express                                                                                 14,200                  862,650

American International Group                                                                     13,800                1,320,488

Bank of America                                                                                   9,100                  476,612

CIGNA                                                                                             4,500                  469,800

Citigroup                                                                                        34,700                1,875,969

FleetBoston Financial                                                                            16,900                  659,100

General Electric                                                                                 55,900                3,224,731

MBNA                                                                                             18,100                  696,850

MGIC Investment                                                                                   4,200                  256,725

Marsh & McLennan Cos.                                                                             4,500                  597,375

Merrill Lynch & Co.                                                                               9,000                  594,000

Morgan (JP) & Co.                                                                                 3,600                  588,150

Morgan Stanley Dean Witter & Co.                                                                  9,400                  859,513

St. Paul Cos.                                                                                     7,400                  364,912

UnitedHealth Group                                                                                3,200                  316,000

Wells Fargo                                                                                      13,500                  620,156

                                                                                                                      14,083,356

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTERNET RELATED--.4%

America Online                                                                                    9,800  (a)             526,750

Ariba                                                                                               800  (a)             114,612

Juniper Networks                                                                                  1,400  (a)             306,513

VeriSign                                                                                            900  (a)             182,306

                                                                                                                       1,130,181

PRODUCER GOODS & SERVICES--1.5%

Air Products & Chemicals                                                                          6,100                  219,600

Boeing                                                                                            8,600                  541,800

Canadian Pacific                                                                                  7,100                  184,600

Deere & Co.                                                                                       7,400                  246,050

Eastman Chemical                                                                                  4,100                  151,444

Emerson Electric                                                                                  6,200                  415,400

FedEx                                                                                             5,900  (a)             261,606

Kimberly-Clark                                                                                    6,700                  373,944

Minnesota Mining & Manufacturing                                                                  4,500                  410,063

Tyco International                                                                               18,000                  933,750

Union Carbide                                                                                     3,000                  113,250

United Parcel Service, Cl. B                                                                      2,700                  152,212

United Technologies                                                                               3,300                  228,525

                                                                                                                       4,232,244

SERVICES--1.3%

Automatic Data Processing                                                                         8,300                  555,063

Clear Channel Communications                                                                      2,700  (a)             152,550

Comcast, Cl. A                                                                                    8,700  (a)             356,156

Disney (Walt)                                                                                    22,800                  872,100

Fox Entertainment Group, Cl. A                                                                   14,500  (a)             384,250

Infinity Broadcasting, Cl. A                                                                      5,600  (a)             184,800

Paychex                                                                                           5,100                  267,750

SunGuard Data Systems                                                                             7,000  (a)             299,687

United States Cellular                                                                            3,300  (a)             231,000

Viacom, Cl. B                                                                                     4,600  (a)             269,100

                                                                                                                       3,572,456

TECHNOLOGY--6.7%

ADC Telecommunications                                                                            5,100  (a)             137,142

Adobe Systems                                                                                     2,100                  326,025




GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Altera                                                                                            6,000  (a)             286,500

Analog Devices                                                                                    2,800  (a)             231,175

Applied Materials                                                                                 2,200  (a)             130,487

Brocade Communications Systems                                                                    1,100  (a)             259,600

Broadcom, Cl. A                                                                                   1,600  (a)             390,000

CIENA                                                                                             1,500  (a)             184,219

Cisco Systems                                                                                    41,600  (a)           2,298,400

Comverse Technology                                                                               2,600  (a)             280,800

Corning                                                                                           2,200                  653,400

Cybear Group                                                                                        461  (a)                 606

Dell Computer                                                                                    15,900  (a)             489,919

EMC                                                                                              14,100  (a)           1,397,663

Hewlett-Packard                                                                                   7,000                  679,000

Intel                                                                                            31,100                1,292,594

International Business Machines                                                                   2,800                  315,000

JDS Uniphase                                                                                      2,300  (a)             217,781

KLA-Tencor                                                                                        6,300  (a)             259,481

Micron Technology                                                                                 6,400  (a)             294,400

Microsoft                                                                                        25,400  (a)           1,530,350

NVIDIA                                                                                            2,900  (a)             237,438

National Semiconductor                                                                            4,900  (a)             197,225

Network Appliance                                                                                 3,800  (a)             484,025

Nortel Networks                                                                                  20,800                1,238,900

Oracle                                                                                           20,900  (a)           1,645,875

PMC-Sierra                                                                                        1,000  (a)             215,250

QLogic                                                                                            2,300  (a)             202,400

Rational Software                                                                                 2,700  (a)             187,312

Redback Networks                                                                                  1,100  (a)             180,331

SDL                                                                                                 400  (a)             123,200

Sanmina                                                                                           2,600  (a)             243,425

Siebel Systems                                                                                    4,600  (a)             512,038

Solectron                                                                                         6,000  (a)             276,750

Sun Microsystems                                                                                  7,000  (a)             817,250

Teradyne                                                                                          4,300  (a)             150,500

TIBCO Software                                                                                    1,600  (a)             135,100

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

VERITAS Software                                                                                  3,100  (a)             440,200

Vishay Intertechnology                                                                            5,500  (a)             169,125

                                                                                                                      19,110,886

UTILITIES--1.8%

AT&T                                                                                             13,000                  381,875

Ameren                                                                                            6,100                  255,438

BellSouth                                                                                        22,200                  893,550

FPL Group                                                                                         3,800                  249,850

PG&E                                                                                              7,600                  183,825

Pinnacle West Capital                                                                             5,000                  254,375

Qwest Communications                                                                             12,100  (a)             581,556

SBC Communications                                                                               29,200                1,460,000

Sempra Energy                                                                                     9,300                  193,556

TXU                                                                                               5,200                  206,050

Williams Communications Group                                                                     4,900                   98,000

WorldCom                                                                                         15,600  (a)             473,850

                                                                                                                       5,231,925

TOTAL COMMON STOCKS

   (cost $54,048,023)                                                                                                 68,185,793
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES--65.6%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--16.3%

American Express Credit Account Master Trust,

  Asset Backed Ctfs., Ser. 1997-1, Cl. A,

   6.40%, 2005                                                                                3,000,000                2,990,145

American General, Notes,

   7.75%, 2005                                                                                  500,000                  510,113

Associates N.A., Sr. Notes:

   7.50%, 2002                                                                                  550,000                  555,435

   5.75%, 2003                                                                                2,100,000                2,035,045

Atlantic Richfield, Notes,

   5.55%, 2003                                                                                3,500,000                3,426,035

Banco Santander Central Hispano Issuances,

  Gtd. Notes,

   7.625%, 2009                                                                                 750,000                  750,077

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                1,300,000                1,340,198



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

CIT Group, Sr. Notes,

   7.125%, 2004                                                                               1,700,000                1,696,967

Citigroup, Sr. Notes,

   5.80%, 2004                                                                                3,000,000                2,917,074

Ford Motor Credit, Notes,

   7.50%, 2005                                                                                5,500,000                5,534,711

Frank Russell, Notes,

   5.625%, 2009                                                                                 750,000  (b)             670,419

General Electric Capital, Notes,

   7.50%, 2003                                                                                3,500,000                3,571,614

General Motors Acceptance Corp.,

   Medium-Term Notes,

   5.63%, 2003                                                                                1,500,000                1,460,466

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  665,000                  656,116

Household Finance, Notes,

   8%, 2010                                                                                     550,000                  567,806

International Lease Finance, Notes,

   5.625%, 2002                                                                                 500,000                  491,618

Kingdom of Spain, Notes,

   7%, 2005                                                                                   1,000,000                1,012,433

Lehman Brothers Holdings, Notes,

   7.50%, 2006                                                                                2,000,000                1,995,796

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                1,000,000                1,008,787

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                   1,000,000                  917,235

Norwest, Sr. Notes,

   6.75%, 2006                                                                                1,500,000                1,481,435

Ontario (Province of), Bonds,

   7.75%, 2002                                                                                2,000,000                2,034,742

Ontario (Province of), Sr. Unsub. Notes,

   7.375%, 2003                                                                               5,000,000                5,078,750

Republic of Korea, Unsub. Notes,

   8.875%, 2008                                                                                 700,000                  735,000

TXU Eastern Funding Co., Gtd. Notes,

   6.75%, 2009                                                                                  600,000                  543,621

Textron Financial, Notes,

   7.125%, 2004                                                                               2,000,000                2,011,852

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

United Mexican States, Notes,

   9.875%, 2010                                                                                 600,000                  639,300

                                                                                                                      46,632,790

INDUSTRIAL--7.2%

BP Amoco, Notes,

   6.25%, 2004                                                                                2,000,000                1,982,920

Compaq Computer, Notes,

   7.45%, 2002                                                                                1,500,000                1,506,482

Conoco, Sr. Notes,

   6.35%, 2009                                                                                  700,000                  664,581

DaimlerChrysler, Gtd. Notes,

   8%, 2010                                                                                   1,500,000                1,548,483

Delphi Auto Systems, Notes,

   6.125%, 2004                                                                               1,000,000                  955,145

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                3,000,000                2,993,865

Kroger, Gtd. Notes,

   8.05%, 2010                                                                                  575,000                  580,552

Lockheed Martin, Gtd. Notes,

   7.45%, 2004                                                                                  825,000                  826,977

Marconi, Gtd. Notes,

   7.75%, 2010                                                                                  400,000                  396,461

Monsanto, Notes,

   5.375%, 2001                                                                               1,500,000                1,467,260

PPG Industries, Notes,

   6.75%, 2004                                                                                3,000,000                2,991,654

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  575,000                  627,608

USX, Notes,

   7.20%, 2004                                                                                1,350,000                1,345,158

Viacom, Gtd. Notes,

   7.70%, 2010                                                                                  550,000                  562,121

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                               2,100,000                2,078,895

                                                                                                                      20,528,162

TRANSPORTATION--.2%

Norfolk Southern, Sr. Notes,

   8.625%, 2010                                                                                 575,000                  614,906



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES--4.0%

AT&T, Notes,

   5.625%, 2004                                                                               3,000,000                2,868,873

Dominion Resources, Sr. Notes,

   8.125%, 2010                                                                                 550,000                  569,382

Niagara Mohawk Power, Sr. Notes,

   7.75%, 2008                                                                                  900,000                  906,683

Peco Energy Transition Trust, Notes,

  Ser. 1999-A, Cl. A2,

   5.63%, 2005                                                                                  500,000                  486,942

Philadelphia Electric, First Mortgage,

   6.625%, 2003                                                                               2,000,000                1,975,622

Public Service Electric and Gas, First Mortgage,

   8.875%, 2003                                                                                 500,000                  522,669

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                1,350,000                1,300,608

Telefonica Europe B.V., Gtd. Notes,

   7.75%, 2010                                                                                  500,000                  503,904

Teco Energy, Notes,

   5.54%, 2001                                                                                  300,000                  296,272

Wisconsin Electric Power, First Mortgage,

   7.25%, 2004                                                                                  500,000                  502,903

WorldCom, Notes,

   8%, 2006                                                                                   1,500,000                1,554,618

                                                                                                                      11,488,476

U.S. GOVERNMENT & AGENCIES--37.9%

Federal Home Loan Bank, Bonds:

   6.75%, 2/1/2002                                                                            4,000,000                4,015,000

   5.25%, 4/25/2002                                                                           8,100,000                7,956,606

Federal Home Loan Bank, Notes:

   5.125%, 2/26/2002                                                                          1,350,000                1,326,375

   5.125%, 9/15/2003                                                                          2,450,000                2,361,114

Federal Home Loan Bank, Sr. Notes,

   5.80%, 9/2/2008                                                                              500,000                  470,555

Federal Home Loan Mortgage Corp., Notes:

   5.75%, 7/15/2003                                                                           4,550,000                4,464,961

   6.875%, 1/15/2005                                                                            900,000                  911,574

   5.125%, 10/15/2008                                                                         1,550,000                1,392,179

   5.75%, 3/15/2009                                                                           2,000,000                1,865,000

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

Federal National Mortgage Association, Notes:

   5.375%, 3/15/2002                                                                            500,000                  492,500

   4.75%, 11/14/2003                                                                          3,100,000                2,949,138

   5.625%, 5/14/2004                                                                          1,000,000                  971,915

   7.125%, 2/15/2005                                                                          1,000,000                1,022,384

   7.125%, 3/15/2007                                                                          3,250,000                3,336,297

   6.50%, 4/29/2009                                                                           4,500,000                4,282,961

   7.25%, 1/15/2010                                                                           7,500,000                7,747,305

Tennessee Valley Authority, Bonds,

   6.375%, 6/15/2005                                                                          1,950,000                1,928,499

   5.375%, 11/13/2008                                                                         6,000,000                5,453,520

U.S. Treasury Bonds:

   11.125%, 8/15/2003                                                                         5,400,000                6,122,250

   11.625%, 11/15/2004                                                                          170,000                  204,850

U.S. Treasury Notes:

   5.50%, 7/31/2001                                                                           3,000,000                2,981,250

   6.25%, 10/31/2001                                                                          1,600,000                1,600,000

   6.125%, 12/31/2001                                                                         2,600,000                2,597,556

   6.625%, 4/30/2002                                                                          3,700,000                3,730,044

   7.50%, 5/15/2002                                                                           3,200,000                3,270,976

   6.375%, 8/15/2002                                                                          2,725,000                2,742,031

   5.875%, 9/30/2002                                                                          1,400,000                1,396,934

   5.75%, 10/31/2002                                                                          1,300,000                1,294,306

   5.625%, 12/31/2002                                                                         1,500,000                1,489,215

   6.25%, 2/15/2003                                                                           1,625,000                1,635,156

   5.50%, 5/31/2003                                                                             600,000                  593,436

   5.25%, 8/15/2003                                                                             200,000                  196,312

   5.75%, 8/15/2003                                                                             850,000                  845,750

   7.50%, 2/15/2005                                                                           6,000,000                6,367,500

   6.875%, 5/15/2006                                                                          1,080,000                1,128,935

   6.50%, 10/15/2006                                                                          2,950,000                3,032,039

   6.25%, 2/15/2007                                                                           3,500,000                3,557,960

   6.625%, 5/15/2007                                                                          5,500,000                5,702,785

   5.625%, 5/15/2008                                                                          1,600,000                1,570,000

   6%, 8/15/2009                                                                              3,500,000                3,515,295

                                                                                                                     108,522,463

TOTAL BONDS AND NOTES

   (cost $188,148,646)                                                                                               187,786,797



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
SHORT-TERM INVESTMENTS--10.3%                                                                Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--4.1%

  Greenwich Capital Markets,

  Repurchase Agreement, 6.50%

  dated 9/29/2000 to be repurchased

  at $11,730,876 on 10/2/2000,

  collateralized by $12,025,000

  Federal Home Loan Bank Bonds,

   4.985% due 12/21/2001, value $11,799,531                                                  11,724,525               11,724,525

U.S. TREASURY BILLS--6.2%

   5.25%, 10/5/2000                                                                           3,000,000  (c)           2,998,590

   5.985%, 12/14/2000                                                                        15,000,000               14,812,500

                                                                                                                      17,811,090

TOTAL SHORT-TERM INVESTMENTS

   (cost $29,537,947)                                                                                                 29,535,615
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $271,734,616)                                                             99.7%              285,508,205

CASH AND RECEIVABLES (NET)                                                                          .3%                  689,586

NET ASSETS                                                                                       100.0%              286,197,791

(a)  NON-INCOME PRODUCING.

(b)  SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
     1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
     NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2000, THIS
     SECURITY AMOUNTED TO $670,419, OR APPROXIMATELY .2% OF NET ASSETS.

(c)  PARTIALLY HELD BY A BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF FINANCIAL FUTURES

September 30, 2000

GROWTH AND INCOME PORTFOLIO

                                                                                                                       Unrealized
                                                                   Market Value                                      Appreciation
                                                                        Covered                                    (Depreciation)
                                            Contracts          by Contracts ($)                Expiration          at 9/30/00 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:
Australian All Ordinaries                          15                   698,080             December 2000                (3,488)

CAC 40                                             49                 2,683,382             December 2000              (142,712)

Deutsche Akteinindex                               14                 2,071,412             December 2000               (92,380)

Financial Times                                    42                 3,789,589             December 2000              (107,133)

Hang Seng                                           3                   301,980              October 2000                10,767

Nikkei 300                                        154                 4,224,486             December 2000               (30,140)

Russell 2000                                       64                16,876,800             December 2000              (670,977)

                                                                                                                     (1,036,063)

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF INVESTMENTS

September 30, 2000


GROWTH PORTFOLIO

COMMON STOCKS--41.9%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL--3.0%

Bed Bath & Beyond                                                                                 8,400  ( a)            204,881

Best Buy                                                                                          2,100  ( a)            133,613

Delphi Automotive Systems                                                                         8,900                  134,612

Delta Air Lines                                                                                   3,400                  150,875

Ford Motor                                                                                            1                       22

General Motors                                                                                    6,500                  422,500

Home Depot                                                                                        5,600                  297,150

Limited                                                                                           7,200                  158,850

RadioShack                                                                                        2,500                  161,563

Safeway                                                                                           4,400  ( a)            205,425

Sears, Roebuck & Co.                                                                             11,300                  366,346

Southwest Airlines                                                                                5,800                  140,650

Tiffany & Co.                                                                                     3,600                  138,825

Wal-Mart Stores                                                                                  18,900                  909,562

                                                                                                                       3,424,874

CONSUMER STAPLES--2.1%

Avon Products                                                                                     5,300                  216,637

Coca-Cola                                                                                         4,200                  231,525

Colgate-Palmolive                                                                                 4,500                  212,400

ConAgra Foods                                                                                     8,700                  174,544

Estee Lauder, Cl. A                                                                               3,100                  113,537

PepsiCo                                                                                          12,100                  556,600

Procter & Gamble                                                                                  2,700                  180,900

Ralston-Purina Group                                                                              9,000                  213,188

SYSCO                                                                                             5,200                  240,825

Sara Lee                                                                                          9,900                  201,094

                                                                                                                       2,341,250

ENERGY--2.9%

BJ Services                                                                                       3,300  ( a)            201,713

Conoco, Cl. B                                                                                     5,800                  156,237

Exxon Mobil                                                                                      14,800                1,319,050

Kerr-McGee                                                                                        2,400                  159,000

KeySpan                                                                                           4,100                  164,513

Noble Drilling                                                                                    2,600  ( a)            130,650

Occidental Petroleum                                                                             11,100                  242,119

Royal Dutch Petroleum, ADR                                                                       10,500                  629,344

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Sunoco                                                                                            4,400                  118,525

USX-Marathon Group                                                                                6,200                  175,925

                                                                                                                       3,297,076

HEALTH CARE--4.8%

Amgen                                                                                             2,100  ( a)            146,639

Andrx Group                                                                                       2,200  ( a)            205,425

Bristol-Myers Squibb                                                                              5,500                  314,187

Cardinal Health                                                                                   3,400                  299,838

Johnson & Johnson                                                                                 8,800                  826,650

Lilly (Eli) & Co.                                                                                 2,300                  186,588

Merck & Co.                                                                                      13,100                  975,131

Pfizer                                                                                           29,500                1,325,656

Pharmacia                                                                                         4,800                  288,900

Schering-Plough                                                                                  10,600                  492,900

Waters                                                                                            1,800  ( a)            160,200

Wellpoint Health Networks                                                                         1,500  ( a)            144,000

                                                                                                                       5,366,114

INTEREST SENSITIVE--8.7%

Ambac Financial Group                                                                             2,800                  205,100

American Express                                                                                  9,900                  601,425

American International Group                                                                      9,600                  918,600

Bank of America                                                                                   6,400                  335,200

CIGNA                                                                                             3,100                  323,640

Citigroup                                                                                        24,200                1,308,313

FleetBoston Financial                                                                            11,700                  456,300

General Electric                                                                                 38,900                2,244,044

MBNA                                                                                             12,600                  485,100

MGIC Investment                                                                                   3,000                  183,375

Marsh & McLennan Cos.                                                                             3,100                  411,525

Merrill Lynch & Co.                                                                               6,200                  409,200

Morgan (JP) & Co.                                                                                 2,500                  408,437

Morgan Stanley Dean Witter & Co.                                                                  6,600                  603,488

St. Paul Cos.                                                                                     5,200                  256,425

UnitedHealth Group                                                                                2,200                 217,250

Wells Fargo                                                                                       9,400                  431,812

                                                                                                                       9,799,234



GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTERNET RELATED--.7%

America Online                                                                                    6,800  ( a)            365,500

Ariba                                                                                               600  ( a)             85,959

Juniper Networks                                                                                    900  ( a)            197,044

VeriSign                                                                                            600  ( a)            121,537

                                                                                                                         770,040

PRODUCER GOODS & SERVICES--2.6%

Air Products & Chemicals                                                                          4,200                  151,200

Boeing                                                                                            6,000                  378,000

Canadian Pacific                                                                                  5,000                  130,000

Deere & Co.                                                                                       5,100                  169,575

Eastman Chemical                                                                                  2,900                  107,119

Emerson Electric                                                                                  4,300                  288,100

FedEx                                                                                             4,100  ( a)            181,794

Kimberly-Clark                                                                                    4,700                  262,319

Minnesota Mining & Manufacturing                                                                  3,100                  282,487

Tyco International                                                                               12,600                  653,625

Union Carbide                                                                                     2,100                   79,275

United Parcel Service, Cl. B                                                                      1,900                  107,113

United Technologies                                                                               2,300                  159,275

                                                                                                                       2,949,882

SERVICES--2.2%

Automatic Data Processing                                                                         5,800                  387,875

Clear Channel Communications                                                                      1,900  ( a)            107,350

Comcast, Cl. A                                                                                    6,100  ( a)            249,719

Disney (Walt)                                                                                    15,800                  604,350

Fox Entertainment Group, Cl. A                                                                   10,100  ( a)            267,650

Infinity Broadcasting, Cl. A                                                                      3,200  ( a)            105,600

Paychex                                                                                           3,600                  189,000

SunGard Data Systems                                                                              4,900  ( a)            209,781

United States Cellular                                                                            2,300  ( a)            161,000

Viacom, Cl. B                                                                                     3,200  ( a)            187,200

                                                                                                                       2,469,525

TECHNOLOGY--11.7%

ADC Telecommunications                                                                            3,500  ( a)             94,117

Adobe Systems                                                                                     1,500                  232,875

Altera                                                                                            4,200  ( a)            200,550

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Analog Devices                                                                                    1,900  ( a)            156,869

Applied Materials                                                                                 1,500  ( a)             88,969

Brocade Communications Systems                                                                      800  ( a)            188,800

Broadcom, Cl. A                                                                                   1,100  ( a)            268,125

CIENA                                                                                             1,100  ( a)            135,094

Cisco Systems                                                                                    29,000  ( a)          1,602,250

Comverse Technology                                                                               1,800  ( a)            194,400

Corning                                                                                           1,500                  445,500

Cybear Group                                                                                        268  ( a)                352

Dell Computer                                                                                    11,100  ( a)            342,019

EMC                                                                                               9,800  ( a)            971,425

Hewlett-Packard                                                                                   4,900                  475,300

Intel                                                                                            21,700                  901,906

International Business Machines                                                                   1,900                  213,750

JDS Uniphase                                                                                      1,600  ( a)            151,500

KLA-Tencor                                                                                        4,400  ( a)            181,225

Micron Technology                                                                                 4,400  ( a)            202,400

Microsoft                                                                                        17,700  ( a)          1,066,425

NVIDIA                                                                                            2,000  ( a)            163,750

National Semiconductor                                                                            3,400  ( a)            136,850

Network Appliance                                                                                 2,600  ( a)            331,175

Nortel Networks                                                                                  14,500                  863,656

Oracle                                                                                           14,600  ( a)          1,149,750

PMC-Sierra                                                                                          700  ( a)            150,675

QLogic                                                                                            1,300  ( a)            114,400

Rational Software                                                                                 1,500  ( a)            104,062

Redback Networks                                                                                    800  ( a)            131,150

SDL                                                                                                 300  ( a)             92,400

Sanmina                                                                                           1,800  ( a)            168,525

Siebel Systems                                                                                    3,200  ( a)            356,200

Solectron                                                                                         4,200  ( a)            193,725

Sun Microsystems                                                                                  4,900  ( a)            572,075

TIBCO Software                                                                                    1,100  ( a)             92,881

Teradyne                                                                                          3,000  ( a)            105,000



GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

VERITAS Software                                                                                  2,100  ( a)            298,200

Vishay Intertechnology                                                                            3,800  ( a)            116,850

                                                                                                                      13,255,175

UTILITIES--3.2%

AT&T                                                                                              9,100                  267,312

Ameren                                                                                            4,200                  175,875

BellSouth                                                                                        15,500                  623,875

FPL Group                                                                                         2,700                  177,525

PG&E                                                                                              5,300                  128,194

Pinnacle West Capital                                                                             3,500                  178,063

Qwest Communications                                                                              8,400  ( a)            403,725

SBC Communications                                                                               20,300                1,015,000

Sempra Energy                                                                                     6,500                  135,281

TXU                                                                                               3,700                  146,612

Williams Communications Group                                                                     3,400                   68,000

WorldCom                                                                                          8,900  ( a)            270,337

                                                                                                                       3,589,799

TOTAL COMMON STOCKS

   (cost $38,844,251)                                                                                                 47,262,969
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES--32.5%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--5.7%

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  200,000                  206,184

CIT Group, Sr. Notes,

   7.125%, 2004                                                                                 300,000                  299,465

Canada-Government, Bonds,

   6.375%, 2005                                                                                 700,000                  693,836

Citigroup, Sr. Notes,

   5.80%, 2004                                                                                  700,000                  680,651

Ford Motor Credit, Notes,

   7.50%, 2005                                                                                1,000,000                1,006,311

General Electric Capital,

  Medium-Term Notes,

   7.50%, 2003                                                                                  700,000                  714,323

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

General Motors Acceptance Corp., Notes,

   5.63%, 2003                                                                                1,000,000                  973,644

HSBC Holding PLC, Sub. Notes,

   7.50%, 2009                                                                                  100,000                   99,803

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  135,000                  133,196

Household Finance, Notes,

   8%, 2010                                                                                     100,000                  103,237

Kingdom of Spain, Notes,

   7%, 2005                                                                                     200,000                  202,487

Lehman Brothers Holdings, Notes,

   7.50%, 2006                                                                                  500,000                  498,949

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  200,000                  201,757

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     200,000                  183,447

National Australia Bank, Sub. Notes,

   8.60%, 2010                                                                                  100,000                  107,037

Republic of Korea, Unsub. Notes,

   8.875%, 2008                                                                                 125,000                  131,250

TXU Eastern Funding Co., Gtd. Notes,

   6.75%, 2009                                                                                  100,000                   90,604

United Mexican States, Notes,

   9.875%, 2010                                                                                 100,000                  106,550

                                                                                                                       6,432,731

INDUSTRIAL--4.1%

Compaq Computer, Notes,

   7.45%, 2002                                                                                  300,000                  301,296

Conoco, Sr. Notes,

   5.90%, 2004                                                                                1,000,000                  968,781

DaimlerChrysler, Gtd. Notes,

   8%, 2010                                                                                     200,000                  206,464

duPont(EI)deNemours, Notes,

   6.875%, 2009                                                                                 700,000                  689,250

Kroger, Gtd. Notes,

   8.05%, 2010                                                                                  125,000                  126,207

Lockheed Martin, Gtd. Notes,

   7.45%, 2004                                                                                  175,000                  175,420


GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Marconi, Gtd. Notes,

   7.75%, 2010                                                                                   75,000                   74,337

Norfolk Southern, Sr. Notes,

   8.625%, 2010                                                                                 100,000                  106,940

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  100,000                  109,149

Proctor & Gamble, Unsub. Notes,

   6.60%, 2004                                                                                  700,000                  698,242

USX, Notes,

   7.20%, 2004                                                                                  100,000                   99,641

Viacom, Gtd. Notes,

   7.70%, 2010                                                                                  100,000                  102,204

Wal-Mart Stores, Notes,

   7.50%, 2004                                                                                1,000,000                1,027,649

                                                                                                                       4,685,580

UTILITIES--1.3%

AT&T, Notes,

   5.625%, 2004                                                                                 700,000                  669,404

Dominion Resources, Sr. Notes,

   8.125%, 2010                                                                                 100,000                  103,524

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                  250,000                  240,853

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  100,000                  100,781

WorldCom, Notes,

   8%, 2006                                                                                     300,000                  310,924

                                                                                                                       1,425,486

U.S. GOVERNMENT & AGENCIES--21.4%

Federal Home Loan Bank, Bonds,

   5.25%, 4/25/2002                                                                           2,000,000                1,964,594

Federal Home Loan Bank, Notes,

   6.75%, 2/1/2002                                                                            1,000,000                1,003,750

Federal Home Loan Mortgage Corp., Notes:

   5.75%, 7/15/2003                                                                             300,000                  294,393

   6.875%, 1/15/2005                                                                          1,000,000                1,012,860

Federal National Mortgage Association, Notes:

   6.50%, 8/15/2004                                                                             300,000                  299,861

   5.75%, 6/15/2005                                                                           1,000,000                  968,732

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

Federal National Mortgage Association, Notes: (continued)

   7.25%, 1/15/2010                                                                           1,000,000                1,032,974

Tennessee Valley Authority, Bonds,

   5.375%, 11/13/2008                                                                         1,000,000                  908,920

U.S. Treasury Bonds,

   11.125%, 8/15/2003                                                                         1,000,000                1,133,750

U.S. Treasury Notes:

   7.50% ,11/15/2001                                                                            200,000                  202,686

   5.875%, 11/30/2001                                                                           140,000                  139,430

   6.125%, 12/31/2001                                                                         1,000,000                  999,060

   6.25%, 2/28/2002                                                                             500,000                  500,935

   6.625%, 4/30/2002                                                                          1,500,000                1,512,180

   7.50%, 5/15/2002                                                                             975,000                  996,626

   6.375%, 8/15/2002                                                                            925,000                  930,781

   5.875%, 9/30/2002                                                                            480,000                  478,949

   5.75%, 10/31/2002                                                                             90,000                   89,606

   5.625%, 12/31/2002                                                                           550,000                  546,046

   5.50%, 1/31/2003                                                                             230,000                  227,700

   6.25%, 2/15/2003                                                                             500,000                  503,125

   5.50%, 2/28/2003                                                                             500,000                  494,685

   5.50%, 5/31/2003                                                                             400,000                  395,624

   5.75%, 8/15/2003                                                                             460,000                  457,700

   7.25%, 8/15/2004                                                                           1,300,000                1,359,709

   6.50%, 8/15/2005                                                                           1,100,000                1,128,182

   6.50%, 10/15/2006                                                                          1,255,000                1,289,902

   6.625%, 5/15/2007                                                                            250,000                  259,217

   5.625%, 5/15/2008                                                                          1,800,000                1,766,250

   6%, 8/15/2009                                                                              1,300,000                1,305,681

                                                                                                                      24,203,908

TOTAL BONDS AND NOTES

   (cost $36,608,164)                                                                                                 36,747,705





GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal
SHORT-TERM INVESTMENTS--33.5%                                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--13.2%

  Greenwich Capital Markets,

  Repurchase Agreement, 6.50%

  dated 9/29/2000 to be repurchased

  at $14,874,403 on 10/2/2000,

  collateralized by $4,745,000

  Federal Home Loan Bank Bonds,

  6.47% due 10/27/2000, value $4,721,275 and by

   $10,500,000 Federal Home Loan Bank Bonds,
   4.985% due 12/21/2001, value $10,303,125                                                  14,866,350               14,866,350

U.S. TREASURY BILLS--20.3%

   5.925%, 10/26/2000                                                                         3,200,000   (b)          3,187,904

   5.97%, 11/24/2000                                                                         10,000,000                9,912,500

   5.985%, 12/14/2000                                                                        10,000,000                9,875,000

                                                                                                                      22,975,404

TOTAL SHORT-TERM INVESTMENTS

   (cost $37,841,058)                                                                                                 37,841,754
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $113,293,473)                                                            107.9%              121,852,428

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (7.9%)              (8,927,107)

NET ASSETS                                                                                       100.0%              112,925,321

(a)  NON-INCOME PRODUCING.

(b)  PARTIALLY HELD BY A BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


STATEMENT OF FINANCIAL FUTURES

September 30, 2000

GROWTH PORTFOLIO

                                                                                                                       Unrealized
                                                                   Market Value                                      Appreciation
                                                                        Covered                                    (Depreciation)
                                            Contracts           by Contracts ($)                Expiration         at 9/30/00 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

Australian All Ordinaries                          14                   648,924              December 2000                  (114)

CAC 40                                             47                 2,575,659              December 2000              (128,798)

Deutsche Akteinindex                               13                 1,925,391              December 2000               (78,544)

Financial Times                                    40                 3,599,757              December 2000              (117,169)

Hang Seng                                           3                   301,980               October 2000                10,812

Nikkei 300                                        148                 4,059,841              December 2000               (29,027)

Russell 2000                                       47                12,393,900              December 2000              (484,323)

Standard & Poor's 500                               7                 2,543,975              December 2000              (101,043)

                                                                                                                        (928,206)

SEE NOTES TO FINANCIAL STATEMENTS.




STATEMENT OF ASSETS AND LIABILITIES

September 30, 2000

                                                                                                  Growth and
                                                                               Income                 Income                Growth
                                                                            Portfolio              Portfolio             Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 2(c)
   (including Repurchase Agreements of
   $9,730,000, $11,724,525 and $14,866,350, for the
   Income Portfolio, the Growth and Income Portfolio
   and the Growth Portfolio,
   respectively) [cost--Note 5(b)]                                         74,484,950            285,508,205            121,852,428

Cash                                                                          124,633                237,315                   --

Dividends and interest receivable                                             803,103              3,110,160                672,533

Receivable for investment securities sold                                     307,007              4,162,054              1,717,269

Receivable for futures variation margin--Note 5(a)                                 --                 57,235                440,887

Receivable for shares of Common Stock subscribed                                1,053                   --                      --

Prepaid expenses                                                                6,942                 12,893                  5,409

                                                                           75,727,688            293,087,862            124,688,526
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                  41,046                199,719                 75,520

Cash overdraft due to Custodian                                                    --                    --                 119,228

Payable for shares of Common Stock redeemed                                   511,750                589,708                223,291

Payable for investment securities purchased                                   399,991              6,037,697             11,300,327

Payable for futures variation margin--Note 5(a)                               245,300                   --                      --

Accrued expenses                                                               38,655                 62,947                 44,839

                                                                            1,236,742              6,890,071             11,763,205
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             74,490,946            286,197,791            112,925,321
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                            72,720,482            259,263,986             98,548,266

Accumulated undistributed investment
   income--net                                                              2,834,820              9,263,931              3,036,452

Accumulated net realized gain (loss)
   on investments                                                             175,258              4,932,348              3,709,854

Accumulated net unrealized appreciation
   (depreciation) on investments [including
   ($830,640), ($1,036,063) and ($928,206)
   net unrealized (depreciation) on financial futures
   for the Income Portfolio, the Growth and
   Income Portfolio and the Growth Portfolio,
   respectively]--Note 5(b)                                               (1,239,614)             12,737,526              7,630,749
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             74,490,946            286,197,791            112,925,321

                                                                                             The Portfolios

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                                                                                                 Growth and
                                                                               Income                Income                  Growth
NET ASSET VALUE PER SHARE                                                   Portfolio              Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

RESTRICTED CLASS SHARES

Net Assets ($)                                                             56,461,176            212,581,678             90,857,841

Shares Outstanding                                                          4,210,353             12,397,758              5,110,742
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   13.41                  17.15                  17.78
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Net Assets ($)                                                             18,029,770              73,616,113            22,067,480

Shares Outstanding                                                          1,348,177               4,112,420             1,237,264
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   13.37                  17.90                  17.84

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF OPERATIONS

Year Ended September 30, 2000

                                                                                                 Growth and
                                                                               Income                Income                 Growth
                                                                            Portfolio             Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                                    4,289,279             14,140,462              4,324,905

Cash dividends (net of $4,962 and $2,797
   foreign taxes withheld at source for the
   Growth and Income Portfolio and the
   Growth Portfolio, respectively)                                                 --                755,199                422,315

TOTAL INCOME                                                                4,289,279             14,895,661              4,747,220

EXPENSES--NOTE 2(D):

Investment advisory fee--Note 4(a)                                            402,727              2,111,789                797,564

Shareholder servicing costs--Note 4(b)                                         63,316                276,269                 94,151

Auditing fees                                                                  26,880                 31,155                 26,993

Registration fees                                                              26,504                 36,671                 26,475

Custodian fees--Note 4(b)                                                       7,832                 40,590                 21,188

Prospectus and shareholders' reports                                            7,014                 27,765                  5,206

Legal fees                                                                      4,683                 73,651                  9,452

Directors' fees and expenses--Note 4(c)                                         3,157                 14,302                  5,235

Loan commitment fees--Note 3                                                      586                  3,208                    849

Miscellaneous                                                                  13,878                 26,612                  5,606

TOTAL EXPENSES                                                                556,577              2,642,012                992,719

INVESTMENT INCOME--NET                                                      3,732,702             12,253,649              3,754,501

                                                                                             The Portfolios


STATEMENT OF OPERATIONS (CONTINUED)

                                                                                                 Growth and
                                                                               Income                Income                  Growth
                                                                            Portfolio             Portfolio               Portfolio
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS--NOTE 5 ($):

Net realized gain (loss) on investments                                     (603,171)                157,761              1,263,581

Net realized gain (loss) on financial futures                                 980,593              4,617,089              2,783,699

NET REALIZED GAIN (LOSS)                                                      377,422              4,774,850              4,047,280

Net unrealized appreciation (depreciation)
   on investments [including ($207,887),
   ($382,280) and ($330,106) net unrealized
   (depreciation) on financial futures for the
   Income Portfolio, the Growth and Income
   Portfolio and the Growth Portfolio, respectively]                          130,141              2,768,704                319,171

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                             507,563              7,543,554              4,366,451

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          4,240,265             19,797,203              8,120,952

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                                    Year Ended September 30,
                                               ---------------------------------
INCOME PORTFOLIO                                     2000               1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          3,732,702           2,671,877

Net realized gain (loss) on investments           377,422           2,499,116

Net unrealized appreciation
   (depreciation) on investments                  130,141          (2,406,310)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    4,240,265           2,764,683
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                    (2,217,948)          (1,893,485)

   Investor Class shares                        (736,854)            (342,649)

Net realized gain on investments:

   Restricted Class shares                    (1,337,810)            (946,742)

   Investor Class shares                        (466,674)            (185,368)

TOTAL DIVIDENDS                               (4,759,286)          (3,368,244)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                    21,394,890           34,163,058

   Investor Class shares                       9,627,368           17,711,187

Dividends reinvested:

   Restricted Class shares                     3,527,887            2,836,547

   Investor Class shares                       1,098,516              522,995

Cost of shares redeemed:

   Restricted Class shares                   (13,375,082)         (31,820,840)

   Investor Class shares                      (8,438,055)         (14,079,208)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            13,835,524            9,333,739

TOTAL INCREASE (DECREASE) IN NET ASSETS       13,316,503            8,730,178
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           61,174,443           52,444,265

END OF PERIOD                                 74,490,946           61,174,443

Undistributed investment income--net           2,834,820            2,056,920

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                    Year Ended September 30,
                                               ---------------------------------
INCOME PORTFOLIO (CONTINUED)                         2000               1999
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                     1,618,890           2,502,527

Shares issued for dividends reinvested            274,544             213,596

Shares redeemed                               (1,019,262)          (2,325,407)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     874,172             390,716
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       730,314           1,307,028

Shares issued for dividends reinvested             85,488              39,382

Shares redeemed                                  (646,947)         (1,030,673)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     168,855             315,737

SEE NOTES TO FINANCIAL STATEMENTS.


                                                    Year Ended September 30,
                                               ---------------------------------
GROWTH AND INCOME PORTFOLIO                          2000               1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         12,253,649           7,773,185

Net realized gain (loss) on investments         4,774,850          19,627,022

Net unrealized appreciation (depreciation)
   on investments                               2,768,704             298,845

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   19,797,203          27,699,052
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (7,058,207)         (7,141,044)

   Investor Class shares                       (2,195,261)           (145,634)

Net realized gain on investments:

   Restricted Class shares                    (13,611,437)         (5,112,081)

   Investor Class shares                       (4,412,846)           (111,323)

TOTAL DIVIDENDS                               (27,277,751)        (12,510,082)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     37,244,638          49,284,067

   Investor Class shares                       21,288,984          10,805,692

Dividends reinvested:

   Restricted Class shares                     20,666,969          12,251,329

   Investor Class shares                        6,416,254             256,461

Cost of shares redeemed:

   Restricted Class shares                    (43,581,845)        (58,520,579)

   Investor Class shares                      (21,291,271)         (1,262,237)

Net assets received in connection
   with reorganization--Note 1
      Investor Class shares                         --             54,557,437

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             20,743,729          67,372,170

TOTAL INCREASE (DECREASE) IN NET ASSETS        13,263,181          82,561,140
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           272,934,610         190,373,470

END OF PERIOD                                 286,197,791         272,934,610

Undistributed investment income--net            9,263,931           6,263,750

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                    Year Ended September 30,
                                               ---------------------------------
GROWTH AND INCOME PORTFOLIO (CONTINUED)              2000                1999
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                     2,206,346           2,787,679

Shares issued for dividends reinvested          1,257,880             728,812

Shares redeemed                                (2,591,663)         (3,312,365)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     872,563             204,126
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                     1,207,985             585,101

Shares issued for dividends reinvested            373,255              14,621

Shares redeemed                                (1,203,460)            (67,897)

Shares issued in connection with
        reorganization--Note 1                        --             2,970,357

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     377,780           3,502,182

SEE NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------

                                                    Year Ended September 30,
                                               ---------------------------------
GROWTH PORTFOLIO                                     2000               1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          3,754,501           1,781,597

Net realized gain (loss) on investments         4,047,280           9,208,431

Net unrealized appreciation
   (depreciation) on investments                  319,171           3,485,618

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    8,120,952          14,475,646
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (1,997,818)         (1,457,071)

   Investor Class shares                         (223,624)            (73,161)

Net realized gain on investments:

   Restricted Class shares                     (7,926,825)         (2,589,945)

   Investor Class shares                         (970,791)           (152,993)

TOTAL DIVIDENDS                               (11,119,058)         (4,273,170)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     20,991,936          52,573,276

   Investor Class shares                       19,771,904           6,501,470

Dividends reinvested:

   Restricted Class shares                      9,816,463           3,995,453

   Investor Class shares                        1,192,173             225,768

Cost of shares redeemed:

   Restricted Class shares                    (15,793,975)        (44,050,777)

   Investor Class shares                       (8,264,788)         (1,414,942)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             27,713,713          17,830,248

TOTAL INCREASE (DECREASE) IN NET ASSETS        24,715,607          28,032,724
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            88,209,714           60,176,990

END OF PERIOD                                 112,925,321           88,209,714

Undistributed investment income--net            3,036,452            1,503,393

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                    Year Ended September 30,
                                               ---------------------------------
GROWTH PORTFOLIO (CONTINUED)                         2000               1999
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS: (SHARES)

RESTRICTED CLASS SHARES

Shares sold                                     1,174,005            2,899,690

Shares issued for dividends reinvested            567,754              237,966

Shares redeemed                                 (884,898)           (2,434,295)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     856,861              703,361
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                     1,108,334              351,259

Shares issued for dividends reinvested             68,595               13,375

Shares redeemed                                  (460,981)             (78,498)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     715,948              286,136

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the portfolios' financial statements.


                                                                                         RESTRICTED CLASS SHARES
                                                                             ----------------------------------------------
                                                                                        Year Ended September 30,
                                                                --------------------------------------------------------------------
INCOME PORTFOLIO                                                 2000            1999          1998        1997(a)        1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.55           13.78         14.04         13.42         13.52

Investment Operations:

Investment income--net                                            .74(c)         .65(c)         .61           .71           .64

Net realized and unrealized gain (loss)
   on investments                                                 .13            .11            .57           .99           .31

Total from Investment Operations                                  .87            .76           1.18          1.70           .95

Distributions:

Dividends from investment income--net                            (.63)          (.66)          (.73)         (.65)          (.62)

Dividends from net realized gain
   on investments                                                (.38)          (.33)          (.71)         (.43)          (.43)

Total Distributions                                             (1.01)          (.99)         (1.44)        (1.08)         (1.05)

Net asset value, end of period                                  13.41          13.55          13.78         14.04          13.42
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 6.74           5.66           9.14         13.50           7.30
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .76            .79            .88          .68            .60

Ratio of net investment income
   to average net assets                                         5.64           4.84           5.15         5.87           5.75

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                         --             --            --           .14            .61

Portfolio Turnover Rate                                         41.96         158.10          64.58        72.08          32.95
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          56,461         45,221         40,582       22,727         12,889

(a)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED
     CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          INVESTOR CLASS SHARES
                                                                             ----------------------------------------------
                                                                                         Year Ended September 30,
                                                                --------------------------------------------------------------------
INCOME PORTFOLIO (CONTINUED)                                     2000            1999         1998        1997(a)        1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.53           13.74        14.01         13.39         13.51

Investment Operations:

Investment income--net                                            .70(c)         .60(c)        .65           .72           .73

Net realized and unrealized gain (loss)
   on investments                                                 .12            .13           .49           .95           .18

Total from Investment Operations                                  .82            .73          1.14          1.67           .91

Distributions:

Dividends from investment income--net                            (.60)          (.61)         (.70)         (.62)         (.60)

Dividends from net realized gain
   on investments                                                (.38)          (.33)         (.71)         (.43)         (.43)

Total Distributions                                              (.98)          (.94)        (1.41)        (1.05)        (1.03)

Net asset value, end of period                                  13.37          13.53         13.74         14.01         13.39
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 6.35           5.44          8.92         13.19          7.07
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.05           1.07          1.13           .97           .85

Ratio of net investment income
   to average net assets                                         5.33           4.59          4.92          5.52          5.50

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                         --             --           --            .15           .61

Portfolio Turnover Rate                                         41.96         158.10         64.58         72.08         32.95
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          18,030         15,953        11,862        10,136         8,701

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS
     INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS
     INSTITUTIONAL SHARES.

(c)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        RESTRICTED CLASS SHARES
                                                                             ----------------------------------------------
                                                                                        Year Ended September 30,
                                                                --------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO                                      2000           1999           1998        1997(a)        1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            17.71          16.46          18.43          15.34         14.31

Investment Operations:

Investment income--net                                            .76(c)         .64(c)         .70            .58           .33

Net realized and unrealized gain (loss)
   on investments                                                 .48           1.69            .30           3.16          1.60

Total from Investment Operations                                 1.24           2.33           1.00           3.74          1.93

Distributions:

Dividends from investment income--net                           (.61)          (.63)           (.63)          (.34)         (.42)

Dividends from net realized gain
   on investments                                              (1.19)          (.45)          (2.34)          (.31)         (.48)

Total Distributions                                            (1.80)         (1.08)          (2.97)          (.65)         (.90)

Net asset value, end of period                                 17.15          17.71           16.46          18.43         15.34
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                7.39          14.51            6.28          25.22         14.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                            .86            .84             .84            .78           .75

Ratio of net investment income
   to average net assets                                        4.43           3.65            4.06           3.52          3.60

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                       --             .01              --            .06           .39

Portfolio Turnover Rate                                        87.49         142.50           76.78         107.85        122.52
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         212,582       204,096         186,397        172,705       124,677

(a) EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(b) EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         INVESTOR CLASS SHARES
                                                                          ----------------------------------------------
GROWTH AND                                                                              Year Ended September 30,
                                                                --------------------------------------------------------------------
INCOME PORTFOLIO (CONTINUED)                                     2000            1999          1998        1997(a)        1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            18.43           17.10         19.05         15.43         14.29

Investment Operations:

Investment income--net                                            .74(c)         .45(c)         .72(c)        .57(c)        .90(c)

Net realized and unrealized gain (loss)
   on investments                                                 .51           1.92            .28          3.36          1.12

Total from Investment Operations                                 1.25           2.37           1.00          3.93          2.02

Distributions:

Dividends from investment income--net                            (.59)         (.59)          (.61)            --          (.40)

Dividends from net realized gain
   on investments                                               (1.19)         (.45)         (2.34)         (.31)          (.48)

Total Distributions                                             (1.78)        (1.04)         (2.95)         (.31)          (.88)

Net asset value, end of period                                  17.90         18.43          17.10         19.05          15.43
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 7.16         14.17           6.04         25.85          14.84
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.15          1.35           1.08          1.00          1.00

Ratio of net investment income
   to average net assets                                         4.14          3.37           3.81          3.58          3.35

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                         --           .06            --            .05           .39

Portfolio Turnover Rate                                         87.49        142.50          76.78        107.85        122.52
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          73,616        68,839          3,976           683           160

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS
     INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS
     INSTITUTIONAL SHARES.

(c)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                         RESTRICTED CLASS SHARES
                                                                            ----------------------------------------------
                                                                                         Year Ended September 30,
                                                               ---------------------------------------------------------------------
GROWTH PORTFOLIO                                                 2000            1999          1998        1997(a)        1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            18.47           15.89         20.52         16.59         14.84

Investment Operations:

Investment income--net                                            .64(c)         .42(c)         .52           .41           .28

Net realized and unrealized gain (loss)
   on investments                                                 .99           3.27           (.02)         4.94          2.48

Total from Investment Operations                                 1.63           3.69            .50          5.35          2.76

Distributions:

Dividends from investment income--net                            (.47)          (.40)          (.55)         (.30)         (.31)

Dividends from net realized gain
   on investments                                               (1.85)          (.71)         (4.58)        (1.12)         (.70)

Total Distributions                                             (2.32)         (1.11)         (5.13)        (1.42)        (1.01)

Net asset value, end of period                                  17.78          18.47          15.89         20.52         16.59
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 9.13          23.93           3.17         34.70         19.73
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .89            .96            .94           .83           .75

Ratio of net investment income
   to average net assets                                         3.56           2.33           2.84          2.38          2.38

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                         --             --             --           .20           .53

Portfolio Turnover Rate                                         97.16          95.42          89.23        118.49         77.83
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          90,858         78,554         56,431        46,960        28,143

(a)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED
     CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           INVESTOR CLASS SHARES
                                                                             ----------------------------------------------
                                                                                         Year Ended September 30,
                                                                 -------------------------------------------------------------------
GROWTH PORTFOLIO (CONTINUED)                                     2000            1999          1998        1997(a)        1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            18.52           15.93         20.50         16.58         14.82

Investment Operations:

Investment income--net                                            .60(c)          .39(c)        .44(c)        .62           .32

Net realized and unrealized gain (loss)
   on investments                                                1.00            3.25           .03          4.68          2.42

Total from Investment Operations                                 1.60            3.64           .47          5.30          2.74

Distributions:

Dividends from investment income--net                            (.43)           (.34)         (.46)         (.26)         (.28)

Dividends from net realized gain
   on investments                                               (1.85)           (.71)        (4.58)        (1.12)         (.70)

Total Distributions                                            (2.28)           (1.05)        (5.04)        (1.38)         (.98)

Net asset value, end of period                                 17.84            18.52         15.93         20.50         16.58
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                8.85            23.50          2.97         34.32         19.58
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                         1.15             1.24          1.18          1.06          1.00

Ratio of net investment income
   to average net assets                                        3.38             2.14          2.65          2.05          2.08

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                       --               --            --            .27           .53

Portfolio Turnover Rate                                        97.16            95.42         89.23        118.49         77.83
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         22,067            9,656         3,746         8,662        14,458

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS
     INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS
     INSTITUTIONAL SHARES.

(c)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--General:

Dreyfus   LifeTime  Portfolios,  Inc.  (the "fund") is  registered  under  the
Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income and the secondary investment objective of which is capital appreciation, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation ("Dreyfus") serves as each Portfolio's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Financial Corporation, serves as each Portfolio's sub-investment adviser.

On September 23, 1999, pursuant to an Agreement and Plan of Reorganization previously approved by the fund's Board of Directors, Dreyfus Asset Allocation Fund' s assets and liabilities were transferred to the Growth and Income Portfolio in a tax free exchange for Investor Class shares of the Growth and Income Portfolio at net asset value. 4,291,269 shares valued at $12.71 per share, representing net assets of $54,557,437 (including $147,484 net unrealized appreciation on investments) were exchanged by Dreyfus Asset Allocation Fund for 2,970,357 Investor Class shares of the Growth and Income Portfolio.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of Dreyfus, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any
                                                                  The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--Significant Accounting Policies:

(a) PORTFOLIO VALUATION: Investments in securities (including options and financial futures), but excluding most debt securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Most debt securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.


(b) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. During the period ended September 30, 2000, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio received net earnings credits of $1,534, $7,098 and $11,326, respectively. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund's Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or
equal    to    the    repurchase    price
                                                                  The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

(e) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover of that Portfolio, such gain will not be distributed.

(f) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

NOTE 3--Bank Line of Credit:

Each Portfolio participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio at rates based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2000, none of the Portfolios borrowed under the Facility.

NOTE 4--Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

Dreyfus had undertaken from October 1, 1999 through December 31, 1999, that, if the aggregate expenses of the Growth & Income Portfolio, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expense and commitment fees on borrowings, cause the expenses of its Investor Class to exceed 1.13% of the value of the average daily net assets of the Investor Class, the Growth & Income Portfolio may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear such excess expense. No expense reimbursement was required pursuant to the undertaking during the period ended September 30, 2000.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                           ANNUAL FEE AS A PERCENTAGE OF
TOTAL PORTFOLIO NET ASSETS          AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
--------------------------------------------------------------------------------

0 to $600 million                                    .35 of 1%

$600 million up to $1.2 billion                      .25 of 1%

$1.2 billion up to $1.8 billion                      .20 of 1%

In excess of $1.8 billion                            .15 of 1%

(b) Under the Shareholder Services Plan, each Portfolio pays the distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio's Investor Class shares for the provision of
                                                                  The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of these services. The distributor determines the amounts to be paid to Service Agents.

During the period ended September 30, 2000, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:


                                                                                  TOTAL                            PAID TO DSC
                                                                 -------------------------------------------------------------------

        Income Portfolio                                                       $   40,919                           $  23,350

        Growth and Income Portfolio                                               186,906                             111,188

        Growth Portfolio                                                           48,234                              32,493

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended September 30, 2000, each Portfolio was charged the following pursuant to the transfer agency agreement:

                  Income Portfolio                     $  9,672

                  Growth and Income Portfolio            44,684

                  Growth Portfolio                        8,003

Each Portfolio compensates Mellon under a custody agreement for providing custodial services for each Portfolio. During the period ended September 30, 2000, each Portfolio was charged the following pursuant to the custody agreement:

                  Income Portfolio                      $ 7,832

                  Growth and Income Portfolio            40,590

                  Growth Portfolio                       21,188

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective August 3, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $45,000 and an atten-

dance fee of $5,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to August 3, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 5--Securities Transactions:

(a) The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended September 30, 2000:


                                                                            PURCHASES ($)                           SALES ($)
                                                                    ----------------------------------------------------------------

        Income Portfolio                                                       26,405,328                          18,637,645

        Growth and Income Portfolio                                           223,929,584                         215,388,254

        Growth Portfolio                                                       87,526,146                          70,198,378

Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a custodian or broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at September 30, 2000, are set forth in the Statements of Financial Futures.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(b)   The   following   summarizes   accumulated   net  unrealized  appreciation
(depreciation) on investments and financial futures for each Portfolio at September 30, 2000:


                                                       GROSS                             GROSS
                                                APPRECIATION ($)                 (DEPRECIATION) ($)               NET ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                       241,556                       (1,481,170)                  (1,239,614)

Growth and
    Income Portfolio                                17,862,159                       (5,124,633)                   12,737,526

Growth Portfolio                                    10,053,867                       (2,423,118)                    7,630,749

At September 30, 2000, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The cost of investments for each Portfolio for financial reporting purposes as of September 30, 2000 was as follows:

                  Income Portfolio                $  74,893,924

                  Growth and Income Portfolio       271,734,616

                  Growth Portfolio                  113,293,473



REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors Dreyfus LifeTime Portfolios, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus LifeTime Portfolios, Inc., (comprising, respectively, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio) as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 2000 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dreyfus LifeTime Portfolios, Inc., at September 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                                 Ernst & Young LLP


New York, New York
November 9, 2000

                                                        The Portfolios


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal and State (where applicable) tax law, Dreyfus LifeTime Portfolios, Inc. (Income Portfolio, Growth and Income Portfolio and Growth Portfolio) hereby make the following designations of dividends and distributions paid during the fiscal year ended September 30, 2000:



                                                LONG-TERM
                                                  CAPITAL
                                                    GAINS                         QUALIFYING           INTEREST FROM
                                             DISTRIBUTION       PAYABLE            ORDINARY          U.S. GOVERNMENT
NAME OF ISSUER                              PER SHARE ($)       PERIOD            DIVIDENDS              OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                     .286      12/02/99           Not Applicable        Not Applicable

Growth & Income
     Portfolio                                       .376      12/01/99                    3.77%        Not Applicable

Growth Portfolio                                     .520      12/08/99                    5.51%        Not Applicable

The percentage of qualifying ordinary dividends shown qualify for the corporate dividends received deduction. Shareholders will receive notification in January 2001 of the percentage applicable to the preparation of their 2000 income tax returns.


NOTES

                        For More Information
                        Dreyfus LifeTime

                        Portfolios, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Investment Adviser

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Sub-Investment Adviser

                        Mellon Equity
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166


To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   DRPAR009